UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549

                               FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 1999

Check here if Amendment [  ]:  Amendment Number:  _______
     This Amendment  (Check only one): [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          The Torray Corporation
Address:       6610 Rockledge Drive, Suite 450,
               Bethesda, Maryland 20817

               ---------------------------------

Form 13F File Number:    28-6458

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:          William M. Lane
Title:         Vice President
Phone:         (301) 493-4600

Signature, Place, and Date of Signing:

 /s/ WILLIAM M LANE                     Bethesda, Maryland            11/09/99
 ------------------------------         ---------------------       -----------
      [Signature]                         [City, State]                [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13 F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                                Washington, D.C.

        Report for the Calendar Year or Quarter Ended September 30, 1999

                       If amended report check here: _____



Name of Institutional Investment Manager:

The Torray Corporation

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


        The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

        Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19 ___ .



                                           By:_________________________________
                                                  William M Lane, Vice President
                                                  for The Torray Corporation

SEPTEMBER 30, 1999                           FORM 13F - THE TORRAY CORPORATION



                     Item 1                   Item 2          Item 3            Item 4           Item 5

                                              Title           CUSIP          Fair Market          Total
Name of Issuer                               of Class         Number            Value            Shares
--------------                               --------         ------            -----            ------
A T & T Corporation                           common            001957109         58,725,000       1,350,000
 ..............................................................................................................
Abbott Laboratories                           common            002824100         40,968,900       1,114,800
 ..............................................................................................................
Allied Signal, Inc.                           common            019512102         47,950,000         800,000
 ..............................................................................................................
American Express Company                      common             02581610         54,401,963         404,100
 ..............................................................................................................
Amgen, Inc.                                   common            031162100         61,125,000         750,000
 ..............................................................................................................
Archer Daniels Midland Company                common             03948310         36,110,344       2,962,900
 ..............................................................................................................
Bank One Corporation                          common            06423A103         29,242,500         840,000
 ..............................................................................................................
Boston Scientific Corporation                 common            101137107         81,221,875       3,290,000
 ..............................................................................................................
Carramerica Realty Corporation                common            144418100         37,216,969       1,696,500
 ..............................................................................................................
CitiGroup, Inc.                               common            172967101         77,594,792       1,763,518
 ..............................................................................................................
Clear Channel Communications                  common            184502102         39,122,775         489,800
 ..............................................................................................................
Disney (Walt) Company                         common             25468710         86,034,375       3,325,000
 ..............................................................................................................
Dow Jones and Co. Inc.                        common            260561105          5,337,500         100,000
 ..............................................................................................................
Du Pont (E.I.) de Nemours                     common             26353410         55,457,125         911,000
 ..............................................................................................................
Electronic Data Systems Corporation           common            285661104         81,375,525       1,537,200
 ..............................................................................................................
Franklin Resources, Inc.                      common            354613101         52,551,750       1,709,000
 ..............................................................................................................
General Dynamics Corporation                  common             36955010         19,980,000         320,000
 ..............................................................................................................
Gilette Company, The                          common            375766102         54,300,000       1,600,000
 ..............................................................................................................
Hughes Electronics Corporation GM  "H"        common            370442832        116,561,000       2,036,000
 ..............................................................................................................
IBM Corporation                               common             45920010         25,731,500         212,000
 ..............................................................................................................
Illinois Tool Works                           common             45230810        103,567,313       1,389,000
 ..............................................................................................................
IMS Health, Inc.                              common            449934108         19,055,280         835,300
 ..............................................................................................................
J.P. Morgan & Company                         common             61688010         85,858,875         751,500
 ..............................................................................................................
Kimberly Clark Corporation                    common            494368103         48,300,000         920,000
 ..............................................................................................................
Loral Space & Communications Ltd.             common            G56462107         68,750,000       4,000,000
 ..............................................................................................................
Markel Corporation                            common            570535104         26,726,775         146,800
 ..............................................................................................................
Mellon Bank Corporation                       common            585509102         31,752,000         940,800
 ..............................................................................................................
Molex, Inc. A                                 common            608554200         22,222,200         686,400
 ..............................................................................................................
PanAmSat Corporation                          common            697933109         43,891,875       1,215,000
 ..............................................................................................................
SLM Holding Corp.                             common            78442A109         94,789,200       2,204,400
 ..............................................................................................................
Terra Nova Holdings Ltd.                      common            G87615103         13,046,469         408,500
 ..............................................................................................................

TOTAL                                                                                 1,618,968,880

                                                    Item 6                Item 7                     Item 8

                                      Invest                                                     Voting Authority
Name of Issuer                        (a)Sole      (b)Shared   (c)Other   Managers       (a) Sole      (b) Shared     (c)None
--------------                        -------      ---------   --------   --------       --------      ----------     -------
A T & T Corporation                      X                                    All           1,350,000
 ...............................................................................................................................
Abbott Laboratories                      X                                    All           1,114,800
 ...............................................................................................................................
Allied Signal, Inc.                      X                                    All             800,000
 ...............................................................................................................................
American Express Company                 X                                    All             404,100
 ...............................................................................................................................
Amgen, Inc.                              X                                    All             750,000
 ...............................................................................................................................
Archer Daniels Midland Company           X                                    All           2,962,900
 ...............................................................................................................................
Bank One Corporation                     X                                    All             840,000
 ...............................................................................................................................
Boston Scientific Corporation            X                                    All           3,290,000
 ...............................................................................................................................
Carramerica Realty Corporation           X                                    All           1,696,500
 ...............................................................................................................................
CitiGroup, Inc.                          X                                    All           1,763,518
 ...............................................................................................................................
Clear Channel Communications             X                                    All             489,800
 ...............................................................................................................................
Disney (Walt) Company                    X                                    All           3,325,000
 ...............................................................................................................................
Dow Jones and Co. Inc.                   X                                    All             100,000
 ...............................................................................................................................
Du Pont (E.I.) de Nemours                X                                    All             911,000
 ...............................................................................................................................
Electronic Data Systems Corporation      X                                    All           1,537,200
 ...............................................................................................................................
Franklin Resources, Inc.                 X                                    All           1,709,000
 ...............................................................................................................................
General Dynamics Corporation             X                                    All             320,000
 ...............................................................................................................................
Gilette Company, The                     X                                    All           1,600,000
 ...............................................................................................................................
Hughes Electronics Corporation GM  "H"   X                                    All           2,036,000
 ...............................................................................................................................
IBM Corporation                          X                                    All             212,000
 ...............................................................................................................................
Illinois Tool Works                      X                                    All           1,389,000
 ...............................................................................................................................
IMS Health, Inc.                         X                                    All             835,300
 ...............................................................................................................................
J.P. Morgan & Company                    X                                    All             751,500
 ...............................................................................................................................
Kimberly Clark Corporation               X                                    All             920,000
 ...............................................................................................................................
Loral Space & Communications Ltd.        X                                    All           4,000,000
 ...............................................................................................................................
Markel Corporation                       X                                    All             146,800
 ...............................................................................................................................
Mellon Bank Corporation                  X                                    All             940,800
 ...............................................................................................................................
Molex, Inc. A                            X                                    All             686,400
 ...............................................................................................................................
PanAmSat Corporation                     X                                    All           1,215,000
 ...............................................................................................................................
SLM Holding Corp.                        X                                    All           2,204,400
 ...............................................................................................................................
Terra Nova Holdings Ltd.                 X                                    All             408,500
 ...............................................................................................................................

TOTAL                                                                         1,618,968,880
